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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24076

FIRST EAGLE COMPLETION FUND TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

(Address of principal executive offices) (Zip code)

Sheelyn Michael

First Eagle Completion Fund Trust1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-698-3300

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

First Eagle High Yield Municipal Completion Fund FHCMX

April 30, 2026

Semi-Annual Shareholder Report

FHCMX

This Semi-Annual Shareholder Report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 844-422-3367.

First Eagle High Yield Municipal Completion Fund

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle High Yield Municipal Completion Fund	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$16,063,598
  Number of Portfolio Holdings80
  Portfolio Turnover Rate19.62%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Table Summary
Value	Value
Municipal Bonds	99.9%Footnote Reference1
Short-Term Investments	0.1%Footnote Reference2

Bond Credit QualityFootnote Reference3

Based on total investments in the portfolio

Table Summary
AA	8.3%
A	1.8%
BBB	6.9%
BB or lower	11.9%
N/R (Not Rated)	71.0%
N/A (not applicable)	0.1%
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle High Yield Municipal Completion Fund

April 30, 2026

Semi-Annual Shareholder Report

FHCMX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit https://www.firsteagle.com/first-eagle-fund-shareholder-reports.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

Not applicable to this semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semiannual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to this report.

Item 6. Investments.

Please see the schedule of investments contained under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3

Semiannual Report

April 30, 2026

First Eagle High Yield Municipal Completion Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered “forward-looking statements”. Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seek”, “think”, “ought”, “try” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

Table of Contents

Item 7

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Completion Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds — 104.9%
Arizona — 0.6%
Maricopa County Industrial Development Authority, Bonesta SE LLC Obligated Group, Revenue, Series 2026 A‑1, 7.00%, 05/01/2066	100,000	100,126
Arkansas — 3.1%
Arkansas Development Finance Authority, Providence Christian Ministries, Inc., Revenue, Series 2026 A, 6.75%, 07/01/2061 (a)	500,000	500,221
California — 7.4%
Golden State Tobacco Securitization Corp., Revenue, Refunding, Series 2021 B‑2, 0.00%, 06/01/2066 (b)	1,500,000	147,543
Kaweah Delta Health Care District Guild, Revenue, Series 2015 B, 4.00%, 06/01/2045	455,000	360,805
San Francisco City & County Airport Commission- San Francisco International Airport, Revenue, Second Series, AMT, Series 2019 E, 5.00%, 05/01/2050 (c)	150,000	149,795
International Airport, Revenue, Second Series, AMT, Series 2025 A, 5.50%, 05/01/2055 (c)	500,000	531,247
1,189,390
Colorado — 3.1%
Colorado Health Facilities Authority, BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 5.00%, 09/15/2053	100,000	90,753
Foster Farm Business Improvement District, GO, Series 2025 A, 0.00%, 12/01/2055 (a)(d)	575,000	401,532
492,285
Connecticut — 2.2%
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2049	10,000	7,796
Stamford Housing Authority, TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.25%, 10/01/2060	350,000	353,801
361,597

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Completion Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 5.0%
Capital Trust Authority, AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2064 (a)	250,000	218,596
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 06/15/2060 (a)	195,000	198,888
Florida Local Government Finance Commission, Life Care ET, Inc., Revenue, Series 2025 A, 0.00%, 12/01/2030 (a)(d)	150,000	155,449
Miami-Dade County Industrial Development Authority, AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Series 2022 A, 5.25%, 07/01/2052 (a)	250,000	225,624
798,557
Georgia — 3.8%
Atlanta Development Authority (The), PRG — CAU Properties LLC, Revenue, Series 2025 A, 6.00%, 07/01/2055 (a)	250,000	255,782
Savannah Georgia Convention Center Authority, Revenue, Series 2025 B, 6.00%, 06/01/2050 (a)	350,000	349,884
605,666
Illinois — 12.7%
Chicago Board of Education, GO, Refunding, Series 2017 A, 7.00%, 12/01/2046 (a)	500,000	511,610
City of Chicago, GO, Series 2019 A, 5.50%, 01/01/2049	400,000	400,573
City of Galesburg, Knox College/Illinois, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2046	700,000	531,739
Illinois Finance Authority, Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.75%, 05/15/2058	140,000	146,434
Schaumburg Cook & DuPage Counties, Tax Allocation, Series 2025, 6.13%, 12/30/2038 (a)	440,000	443,491
2,033,847
Indiana — 2.1%
Indiana Finance Authority, Global Preparatory Academy, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 10/15/2060 (a)	250,000	250,031

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Completion Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Indiana — 2.1% (continued)
Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	15,000	13,890
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.25%, 10/01/2033	10,000	8,453
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 5.00%, 10/01/2036	10,000	9,500
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.50%, 10/01/2037	20,000	16,058
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	40,000	37,408
335,340
Iowa — 0.2%
City of Coralville, COP, Series 2016 E, 3.38%, 06/01/2036	5,000	4,135
Revenue, Refunding, Series 2017 D‑1, 4.00%, 05/01/2037	40,000	34,556
38,691
Kansas — 0.4%
City of Wichita, Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2019 III, 5.00%, 05/15/2050	80,000	68,184
Missouri — 3.1%
Citizens Memorial Hospital District, Revenue, Series 2024 D, 6.75%, 02/01/2053	75,000	74,706
County of Boone, Boone County Hospital, Revenue, Refunding, Series 2016, 4.00%, 08/01/2038	420,000	318,901
Health & Educational Facilities Authority of the State of Missouri, Bsds, Inc., Revenue, Series 2026, 6.50%, 06/01/2056 (a)	100,000	98,916
492,523
Montana — 0.7%
Montana Facility Finance Authority, Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	165,000	117,289

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Completion Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Hampshire — 0.8%
New Hampshire Business Finance Authority, Moonlight Bend Municipal Utility District, Revenue, Series 2025, 0.00%, 12/01/2035 (a)(b)	250,000	130,456
New Jersey — 2.1%
New Jersey Educational Facilities Authority, Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.50%, 07/01/2031	25,000	21,901
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.75%, 07/01/2037	20,000	15,227
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue, Series 2025 AA, 5.00%, 06/15/2055 (c)	300,000	308,459
345,587
New York — 10.2%
Buffalo & Erie County Industrial Land Development Corp., D’Youville University, Revenue, Series 2026 A, 6.75%, 05/01/2036	200,000	210,162
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue, Refunding, Series 2026 SUB FF‑2, 3.50%, 05/05/2026 (e)(f)	100,000	100,000
New York Counties Tobacco Trust IV, Revenue, Series 2005 A, 5.00%, 06/01/2045	915,000	713,083
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	500,000	481,371
Westchester County Healthcare Corp., Westchester County Health Care Corp. Obligated Group, Revenue, Senior Lien, Series 2010 B, 6.13%, 11/01/2037	10,000	10,000
Westchester County Local Development Corp., Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 3.75%, 11/01/2037	135,000	120,273
1,634,889

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Completion Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio — 8.6%
County of Lucas, Genacross Lutheran Services Obligated Group, Revenue, Refunding, Series 2025, 6.75%, 11/01/2030 (e)(g)	100,000	99,964
County of Washington, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	175,000	179,838
Ohio Housing Finance Agency, Green Oaks of Canal Winchester LLC, Revenue, Series 2025 A, 6.30%, 01/01/2045	300,000	308,298
Green Oaks of Holland LLC, Revenue, Series 2025 A, 6.30%, 01/01/2045	300,000	308,297
Southeastern Ohio Port Authority, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.50%, 12/01/2043	500,000	488,135
1,384,532
Oregon — 3.1%
Oregon State Facilities Authority, ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A‑2, 7.25%, 03/01/2060 (a)	460,000	494,723
Pennsylvania — 4.7%
Berks County Industrial Development Authority, Tower Health Obligated Group, Revenue, Refunding, Series 2017, 3.75%, 11/01/2042	20,000	12,800
Tower Health Obligated Group, Revenue, Refunding, Series 2017, 4.00%, 11/01/2047	50,000	32,156
Berks County Municipal Authority (The), Tower Health Obligated Group, Revenue, Series 2024 B‑1, 0.00%, 06/30/2044 (d)	825,000	617,693
DuBois Hospital Authority, Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2048	15,000	11,802
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2048	25,000	22,931
Lancaster County Hospital Authority, Moravian Manors Obligated Group, Revenue, Series 2019 A, 4.00%, 06/15/2044	25,000	20,596

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Completion Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 4.7% (continued)
Westmoreland County Industrial Development Authority, Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2047	60,000	45,556
763,534
Rhode Island — 4.6%
Rhode Island Health and Educational Building Corp., Chartercare Health of Rhode Island Obligated Group, Revenue, Series 2026 A, 9.25%, 10/01/2056	120,000	124,747
Properties LLC, Revenue, AG Insured, Series 2025 B, 5.63%, 07/01/2065	600,000	610,756
735,503
South Carolina — 3.7%
South Carolina Jobs-Economic Development Authority, Connexion Communities Obligated Group, Revenue, Series 2025 A1, 6.75%, 10/15/2060 (a)	430,000	436,813
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.25%, 08/15/2065 (a)	150,000	155,483
592,296
Tennessee — 0.2%
Shelby County Health Educational & Housing Facilities Board, Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.38%, 09/01/2041	30,000	27,048
Texas — 12.9%
City of Celina Legacy Celina Public Improvement District, Special Assessment, Series 2025, 6.13%, 09/01/2055	635,000	632,399
City of Justin, Timberbrook Public Improvement District No. 2 Improvement Area No. 2, Special Assessment, Series 2025, 6.00%, 09/01/2055 (a)	300,000	302,217
Hunt Memorial Hospital District Charitable Health, GO, Refunding, Series 2020, 3.00%, 02/15/2040	65,000	52,484
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC LLC, Revenue, Series 2021 A‑1, 5.50%, 01/01/2057	500,000	460,362

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Completion Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 12.9% (continued)
SLF CHP LLC, Revenue, Series 2025 A, 6.50%, 07/01/2056 (a)	450,000	445,123
Nolan County Hospital District, GO, Series 2014, 4.00%, 08/15/2037	220,000	183,522
2,076,107
Vermont — 0.2%
East Central Vermont Telecommunications District, Revenue, Series 2016 A, 5.00%, 12/01/2035 (a)	5,000	4,938
Revenue, Refunding, Series 2017 A, 6.13%, 12/01/2040 (a)	20,000	20,009
24,947
Washington — 0.8%
Washington State Housing Finance Commission, Spokane International Academy, Revenue, Series 2021 A, 5.00%, 07/01/2050 (a)	150,000	133,003
West Virginia — 0.9%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2043	40,000	37,978
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 4.13%, 01/01/2047	135,000	106,140
144,118
Wisconsin — 7.7%
Public Finance Authority, CFC-SA LLC, Revenue, Series 2022 B, 6.00%, 02/01/2062 (a)	200,000	204,715
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 D, 7.00%, 03/17/2031 (a)	100,000	99,853
Millville Public Charter School, Revenue, Refunding, Series 2026 A, 6.25%, 03/01/2061 (a)	25,000	23,899
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/16/2030 (a)	500,000	499,170
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2026 B, 7.00%, 03/17/2031 (a)	211,952	211,642

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Completion Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 7.7% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue, Series 2026, 6.50%, 11/01/2036 (a)(h)	200,000	199,120
1,238,399
Total Municipal Bonds (Cost $16,503,147)		16,858,858
	Shares
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan US Government Money Market Fund 3.61% (i) (Cost $11,542)	11,542	11,542
Total Investments — 105.0% (Cost $16,514,689)		16,870,400
Floating Rate Note Obligations — (4.7)% (j)		(760,000)
Liabilities in Excess of Other Assets — (0.3)%		(46,802)
Net Assets — 100.0%		16,063,598
(a)
Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2026 amounted to $6,971,188, which represents approximately 43.40% of net assets of the Fund.
(b)
Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(c)
All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a non-recourse trust.
(d)
Zero coupon bond until next reset date.
(e)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on April 30, 2026.
(f)
Variable rate demand notes “VRDNs” are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2026.
(h)
When-issued security.
(i)
Represents 7-day effective yield as of April 30, 2026.
(j)
Face value of Floating Rate Notes issued in TOB transactions.

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Completion Fund  |  Schedule of Investments  |  April 30, 2026 (unaudited)

Abbreviations

AMT
— Alternative Minimum Tax
GO
— General Obligation

As of April 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$396,837
Aggregate gross unrealized depreciation	(41,126)
Net unrealized appreciation	$355,711
Federal income tax cost of investments	$16,514,689

See Notes to Financial Statements.

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

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April 30, 2026 (unaudited)

Statement of Assets and Liabilities

First Eagle High Yield Municipal Completion Fund
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$16,514,689
Investments, at Value (Note 2)
Investments in non-affiliates	16,870,400
Accrued interest and dividends receivable	267,954
Total Assets	17,138,354
Liabilities
Payable for investment securities purchased	296,751
Payable for floating rate note obligations	760,000
Payable for Fund shares redeemed	1,830
Interest expense and fee payable	16,175
Total Liabilities	1,074,756
Commitments and contingent liabilities^	—
Net Assets	$16,063,598
Net Assets Consist of
Paid in capital	$15,695,525
Total distributable earnings (losses)	368,073
Net Assets	$16,063,598
Shares Outstanding	1,568,258
Net asset value per share and redemption proceeds per share:	$10.24
^
See Note 2(e) in the Notes to the Financial Statements.

See Notes to Financial Statements.

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

April 30, 2026 (unaudited)

Statement of Operations

First Eagle High Yield Municipal Completion Fund
Investment Income
Interest (net of $— foreign taxes withheld)	$450,759
Dividends from:
Non-affiliates (net of $— foreign taxes withheld)	2,077
Total Income	452,836
Expenses
Interest expense	9,984
Total Expenses	9,984
Net Investment Income (Note 2)	442,852
Realized and Unrealized Gains (Losses) on Investments (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	12,949
12,949
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates	191,841
191,841
Net realized and unrealized gains on investments	204,790
Net Increase in Net Assets Resulting from Operations	$647,642

See Notes to Financial Statements.

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

Statement of Changes in Net Assets

	First Eagle High Yield Municipal Completion Fund
For the Six Months Ended April 30, 2026 (unaudited)	For the Period 9/30/25† - 10/31/25
Operations
Net investment income	$442,852	$55,066
Net realized gain on investments	12,949	—
Change in unrealized appreciation on investments	191,841	163,870
Net increase in net assets resulting from operations	647,642	218,936
Distributions to Shareholders
Distributable earnings:	(443,437)	(55,087)
Decrease in net assets resulting from distributions	(443,437)	(55,087)
Fund Share Transactions
Net proceeds from shares sold	403,150	14,800,344
Net asset value of shares issued for reinvested dividends and distributions	443,437	55,087
Cost of shares redeemed	(6,474)	—
Increase in net assets from Fund share transactions	840,113	14,855,431
Net increase in net assets	1,044,318	15,019,280
Net Assets (Note 2)
Beginning of period	15,019,280	—
End of period	$16,063,598	$15,019,280
Changes in Shares Outstanding
Shares outstanding, beginning of period	1,485,428	—
Shares sold	39,891	1,479,979
Shares issued on reinvestment of distributions	43,575	5,449
Shares redeemed	(636)	—
Shares outstanding, end of period	1,568,258	1,485,428
†
Inception date.

See Notes to Financial Statements.

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

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First Eagle High Yield Municipal Completion Fund

Financial Highlights

	Per share operating performance*																Ratios/Supplemental Data
	Change in Net Assets Resulting from Operations							Less dividends and distributions								Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment Income	Net realized and unrealized gains (losses) on investments†	Total investment operations		From net investment income	Total distributions	Net asset value, end of period	Total return	Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers	Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Yield Municipal Completion Fund
Six Months Ended April 30, 2026 (unaudited)	$10.11		0.29		0.13	0.42			(0.29)		(0.29)	$10.24		4.25	%(a)	$16,064	0.13	%(b)	0.13	%(b)(c)	5.82	%(b)	5.82	%(b)	19.62	%(a)
For The Period 9/30/25^‑10/31/25	$10.00		0.04		0.11	0.15			(0.04)		(0.04)	$10.11		1.50	%(a)	$15,019	—	%(b)(d)	—	%(b)(d)	4.67	%(b)	4.67	%(b)	—	%(a)
*
Per share amounts have been calculated using the average shares method.
†
The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss for that period because of the timing of sales and purchase of the Fund’s shares in relation to fluctuating market value of the investments in the Fund.
^
Inception date.
(a)
Not Annualized.
(b)
Annualized.
(c)
Interest expense and fees relate to the costs of tender option bond transactions (See Note 2(e)) representing 0.13% for the six months ended April 30, 2026. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.00%.
(d)
Amount represents less than 0.005%.

See Notes to Financial Statements.

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

Note 1 — Organization

First Eagle High Yield Municipal Completion Fund (the “Fund”) is a newly-organized, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that continuously offers its shares of beneficial interest. The Fund is a series of First Eagle Completion Fund Trust (the “Trust”) which was organized as a Delaware statutory trust on March 10, 2025, pursuant to a Declaration of Trust governed by the laws of the State of Delaware.

The Fund’s primary investment objective is to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal personal income tax and may include all types of municipal bonds. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax.

The Fund currently offers one class of shares.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by funds managed by Genstar Capital, LLC.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the “FASB”) Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)
Investment Valuation — The Fund’s net asset value (“NAV”) per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading.

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

The Fund’s securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models, and assumptions for its evaluated prices.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

Fair valuation of securities, other financial instruments or other assets (collectively, “securities”) held by the Fund is determined in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees (the “Board”). The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a‑5 under the 1940 Act, the Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026:

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Municipal Bonds	$—	$16,858,858	$—	$16,858,858
Short-Term Investments	11,542	—	—	11,542
Total	$11,542	$16,858,858	$—	$16,870,400
†
See Schedule of Investments for additional detailed categorizations.
‡
Value determined using significant unobservable inputs.

The Fund holds liability in floating rate obligations, which are not reflected in the table above. The fair value of the Fund’s liability for floating rate obligations approximate its liquidation value. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.

b)
Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. Interest income, adjusted for the accretion of discount and amortization of premiums, is recorded daily on an accrual basis. The specific identification method is used in determining realized gains and

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

losses from investment transactions. In computing investment income, the Fund accretes discounts and amortizes premiums on debt obligation using the effective yield method.

c)
Expenses — Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, also managed by the Adviser, are prorated among those funds on the basis of relative net assets or other appropriate methods. The expenses are paid by the Adviser on behalf of the Fund, except for interest expenses.
d)
Derivative Transactions — Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f‑4 with respect to its Derivatives Transactions (as defined below). Rule 18f‑4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f‑4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f‑4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f‑4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, the Fund relies on the Limited Derivatives User Exception.

Under Rule 18f‑4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f‑4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be- announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

e)
Tender Option Bonds — Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund. Such instruments are created by a special purpose trust (a “TOB Trust”) that holds

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

long-term fixed rate bonds sold to it by the Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests (“Floaters”), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Fund also may purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Fund, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Fund with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Fund, and as short-term interest rates decline, Inverse Floaters produce more income for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

The Fund may invest in Inverse Floaters on a non-recourse or recourse basis. If the Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

The Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash” with the Fund recognizing as liabilities, labeled “Payable for Floating Rate Note Obligation” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Accrued interest and dividends receivable” and “Interest expense and fees payable” on the Statement of Assets and Liabilities, respectively.

As of April 30, 2026, the aggregate value of Floaters issued by the Fund’s TOB Trusts was as follows:

Floating Rate Obligations		Interest Rate
First Eagle High Yield Municipal Completion Fund	$760,000	3.25%-3.45%

For six months ended April 30, 2026, the average amount of Floaters outstanding and the average annual interest rates and fees related to Inverse Floaters, were as follows:

Average Floating Rate Obligations Outstanding		Average Annual Interest Rate and Fees
First Eagle High Yield Municipal Completion Fund	$747,182	2.72%
f)
United States Income Taxes — The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its earnings to its shareholders.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

g)
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
h)
Segment Reporting — The Fund has adopted FASB Accounting Standards Update 2023‑07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023‑07”). Adoption of the new standard impacted financial statement disclosure requirements only and did not affect the Fund’s financial position or the results of its operations. Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance.

In accordance with ASC 280, the Fund has determined that it has a single operating segment which derives its revenues from investments made in accordance with the Fund’s defined investment objective. The Fund’s CODM is represented by the Fund Operating Committee of the Advisor. The Fund’s net investment income, total returns, expense ratios, and net increase (decrease) in net assets resulting from operations which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Fund’s financial statements.

Note 3 — Investment Advisory Agreement and Other Transactions with Related Persons

The Fund does not pay management fees to the Adviser under the Investment Advisory Agreement between the Trust and the Adviser with respect to the Fund (the “Advisory Agreement”). However, investors will generally incur the management fees for the amount invested in the Fund through the separately managed account associated with such investment. Investors should read carefully the separately managed account brochure provided by First Eagle Separate Account Management, LLC or their investment adviser for additional information on the separately managed account. The brochure is required to include information about the fees charged to investors by First Eagle Separate Account Management, LLC and the fees paid by the sponsor to the Adviser and its affiliates. Investors pay no additional fees or expenses to purchase shares of the Fund.

Under the Advisory Agreement, the Adviser is contractually responsible for and assumes the obligation for payment of the Fund’s expenses included as “Other Expenses” of the Fund (excluding interest expense, taxes, fees incurred in acquiring

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

Notes to Financial Statements

and disposing of portfolio securities and extraordinary expenses). This obligation will continue in effect for so long as the Adviser serves as the investment adviser to the Fund pursuant to the Advisory Agreement.

J.P. Morgan Chase Bank, N.A. (“JPM”), the Fund’s administrator, accounting agent and primary custodian, holds the Fund’s portfolio securities and other assets and is responsible for calculating the Fund’s net asset value and maintaining the accounting records of the Fund. JPM, as the Fund’s administrator, receives annual fees from the adviser on behalf of the Fund separate from and in addition to the fees it receives for its services as the Fund’s custodian.

Note 4 — Plans of Distribution

FEF Distributors, LLC (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and distributor of the Fund’s Common Shares pursuant to a distribution contract with the Fund.

Note 5 — Purchases and Sales of Securities

For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term investments, were $4,273,459 and $3,146,596, respectively.

Note 6 — Indemnification and Investment Risk

In the normal course of business, the Fund enters into contracts which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 7 — Redemption In-Kind Transactions

The redemption in-kind policy for the Fund reserves the right of the Fund to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect the Fund’s operations (for example, if it represents more than $250,000 or 1% of the Fund’s assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the six months ended April 30, 2026.

Note 8 — Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements.

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

Item 8 Changes In and Disagreements with Accountants

Not applicable.

Item 9 Proxy Disclosures

Not applicable.

Item 10 Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract

Refer to the annual financial statements and other information as of and for the period ended October 31, 2025, included within the N-CSR filed with the SEC.

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

General Information

Form N-PORT portfolio schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Fund’s proxy voting policies, (2) a description of the Fund’s proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1.800.334.2143 or on the EDGAR Database on the SEC’s Web site at www.sec.gov.

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Completion Fund

Trustees

Lisa Anderson (Retired)

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Scott Sleyster

Trustee Emeritus

Tamara L. Fagely

Jody T. Foster

John T. Kelly-Jones

Officers

Mehdi Mahmud

President

Frank Riccio

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O’Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Michael Luzzatto

Vice President

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

801 Pennsylvania Avenue,
Suite 219324
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

Additional information about the Trustees and Officers is included in the Fund’s Statement of Additional Information.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle High Yield Municipal Completion Fund.

First Eagle High Yield Municipal Completion Fund  |  Semiannual Report  |  April 30, 2026

First Eagle High Yield Municipal Completion Fund is offered by FEF Distributors, LLC,

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105‑0048
800.334.2143 www.firsteagle.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please see Renumeration Paid included under Item 7 of this Form N-CSR.

4

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the annual financial statements and other information as of and for the period ended October 31, 2025, included within the N-CSR filed with the SEC.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 16. Controls and Procedures.

(a)	In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Completion Fund Trust

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date July 2, 2026

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date July 2, 2026

*Print the name and title of each signing officer under his or her signature.

6